UNITED STATESUNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	McDonald Investments Inc.
Address:  	800 Superior Avenue
	 	Cleveland, OH 44114

13F File Number: 28-04569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diane L. Wozniak
Title: Assistant Vice President
Phone: 216-813-4794

Signature, Place, and Date of Signing:

Diane L. Wozniak	 Brooklyn, Ohio	 August 14, 2001

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 163

Form 13F Information Table Value Total: $110,710,893


List of Other Included Managers:

No	13F File Number	Name
 1	28-5156		McDonald & Company Securities Inc.
 (aka Gradison & Company)


MCD13F    SEC 13F REPORT                                 REPORT DATE: 07/02/01
          MCDONALD INVESTMENTS INC                       PAGE:     0001

CUSIP     SECURITY                            SHARES     MKT VALUE
--------- ----------------------------------------------------------------------
00184A105 AOL TIME WARNER                     47270      2505310
001957109 A T & T CORP                        27000      594000
01747T102 ALLEGIANCE TELECOM INC              36500      547135
019205103 ALLIANCE FINANCIAL CORP             15017      291329
020002101 THE ALLSTATE CORPORATION            10000      439900
020039103 ALLTEL CORP                         8287	   507673
02146C104 ALTERRA HEALTHCARE CORPORATION      79700      17534
026874107 AMERICAN INTERNATIONAL              6700       569567
031162100 AMGEN INC                           10000      606800
032511107 ANADARKO PETROLEUM CORP             5000       269550
037916103 APPLIED INNOVATION INC              23547      193085
049513104 ATMEL CORPORATION                   18400      248216
053762100 AVIRON INC                          5000       285000
054937107 BB & T CORP                         7200       264240
055622104 BP PLC                              4500       224325
064057102 BANK OF NEW YORK COMPANY INC        6800       326400
06423A103 BANK ONE CORPORATION                21187      758494
089302103 BIG LOTS INC  OHIO                  23500      321480
090613100 BIOMET INC                          6075       291964
096231105 BLUEGREEN CORPORATION               145500     314280
109473108 BRIGHTPOINT INC                     180800     524320
111620100 BROADWING INCORPORATED              16200      396090
115660201 TOM BROWN INC                       10000      240000
122014103 BURLINGTON RESOURCES INC            14000      556500
124269101 BUY.COM INC                         14072      4221
125609990 CJF HOLDINGS INC                    93284      0
132618109 CAMCO FINANCIAL CORP                23716      285066
141907998 CARDIONET INC SER B PFD             20408      30203
149123101 CATERPILLAR INC                     5000       250250
150925105 CELLSTAR CORP                       15000      32250
151895109 CENTERPOINT PROPERTIES TRUST        4500       225900
15745J205 CHAI NA TA NEW                      36245      11417
160903100 CHARTER ONE FINANCIAL INC           17481      557643
161133103 CHARMING SHOPPES INC                60000      360000
17038P104 CHOICE ONE COMMUNICATIONS INC       40000      269600
172062101 CINCINNATI FINANCIAL CORP           35000      1382500
172474108 CINERGY CORP                        6452       225497
17275R102 CISCO SYSTEMS INC                   26100      475020
172967101 CITIGROUP INC                       5499       290567
177835105 CITY HOLDING CO                     18500      241610
200300101 COMCAST CORP CLASS A                14700      631365
200300200 COMCAST CORP CLASS A SPECIAL        5000       217000
200340107 COMERICA INC                        9200       529920
20466S996 COMPREHENSIVE SOFTWARE              3823148    0
207374992 CONLEY CANITANO & ASSOCIATES        27010      0
208464107 CONSECO INC                         75000      1038750
21247M993 CONVERGENT CAPITAL MANAGEMENT       300000     0
212485106 CONVERGYS CORPORATION               16200      490050
21869Q108 CORECOMM LTD (DELAWARE)             56300      10697
264411505 DUKE REALTY CORPORATION             14400      357840
26841Y103 E DIGITAL CORPORATION               25050      37575
269803102 EAGLE PICHER INDUSTRIES INC         20071      0
27887E100 ECOLLEGE.COM                        50916      0
284131208 ELAN CORP PLC ADR                   5000       305000
291525103 EMMIS COMMUNICATIONS CORP           17600      541200
293876108 ENUCLEUS INC                        20000      800
313400301 FEDERAL HOME LOAN MORTGAGE          12900      877845
313586109 FEDERAL NATIONAL MORTGAGE           2800       238084
31428X106 FEDEX CORPORATION                   5000       201000
316773100 FIFTH THIRD BANCORP OHIO            224284     13468254
317923100 FINISH LINE CLASS A                 40000      499600
32054R108 FIRST INDIANA CORP                  150008     3904708
33582U100 FIRST NIAGARA FINANCIAL GROUP       14845      230542
337915102 FIRSTMERIT CORP                     20894      551601
337932107 FIRST ENERGY CORP                   50000      1608000
36318D102 GALAXY ONLINE INC                   57405      1894
369332101 GENERAL CHEMICAL GRP                50000      21000
369332994 RTS GENERAL CHEMICAL GROUP INC      38500      0
369604103 GENERAL ELECTRIC CO                 28660      1397178
370442105 GENERAL MOTORS CORP                 3200       205920
370442832 GENERAL MOTORS CORPORATION          10000      208600
37184G104 GENESIS WORLDWIDE INC               13000      2047
396900102 GREENWELL RESOURCES CORP            20000      0
401698105 GUIDANT CORPORATION                 9000       324000
406369108 HALSEY DRUG INC                     36500      81760
412822108 HARLEY-DAVIDSON INC                 8000       376640
420261109 HAWKINS INC                         10500      91875
421924101 HEALTHSOUTH CORP                    12900      206013
436939995 HOMELOAN.COM INC                    30150      0
452528102 IMMUNEX CORP NEW                    15000      266250
45768G994 INNIO.COM INC CONVERTIBLE NOTE      50000      50000
458109998 INTEGRATED BIOTECHNOLOGY CORP       100000     0
458140100 INTEL CORP                          15400      450450
459200101 INTERNATIONAL BUSINESS              1800       203400
460993207 INTL TECHNEGROUP INCORPORATED       10780      40000
478160104 JOHNSON & JOHNSON                   12900      645000
492386107 KERR MCGEE CORP                     5000       331350
493267108 KEYCORP                             43600      1135780
500255104 KOHLS CORP                          10400      652392
501044101 KROGER CO                           150450     6109687
505862102 LAFARGE CORP                        6000       201060
505893107 LAFAYETTE BANCORPORATION            135530     1999077
50730K503 LAIDLAW INC NEW                     16000      736
532457108 LILLY ELI & CO                      30224      2236631
532879103 LINCOLN BANCORP IND                 70000      987000
533900106 LINCOLN ELECTRIC HOLDINGS CO        19500      497250
534187109 LINCOLN NATIONAL CORP INDIANA       39988      2069379
539553107 LOCAL FINANCIAL CORPORATION         20400      263160
540424108 LOEWS CORP                          10600      682958
556466100 MADE-TO-MANAGE SYSTEMS INC          59500      183855
561240201 MALLON RESOURCES CORP NEW           34000      200600
568459101 MARINER POST ACCUTE NETWORK         85805      7722
573284106 MARTIN MARIETTA MATERIALS INC       11000      544390
57772K101 MAXIM INTEGRATED PRODUCTS INC       5300       234313
580135101 MCDONALDS CORP                      8000       216500
585055106 MEDTRONIC INC                       311032     14310604
589331107 MERCK & COMPANY INC                 4943       315936
591097100 METAL MANAGEMENT INC                37709      0
59156R108 METLIFE INC                         8000       247840
594918104 MICROSOFT CORP                      4800       350400
628778102 NBT BANCORP INC                     12188      235228
629799990 NAKORNTHAI STRIP MILL PUBLIC        3667750    0
631103108 THE NASDAQ STOCK MARKET INC         31500      441000
633717103 NATIONAL BANK INDIANAPOLIS          15500      379750
637640103 NATIONAL SEMICONDUCTOR CORP         8000       232960
65473P105 NISOURCE INC                        42075      1149909
654902204 NOKIA CORP ADR                      11500      255185
680033107 OLD NATIONAL BANCORP                31653      835639
691471106 OXFORD HEALTH PLANS                 7999       228771
693475105 PNC BANK CORP                       39500      2598705
70336N107 PATRIOT SCIENTIFIC CORP             100000     47000
712289107 PEOPLES SAVINGS BANK TROY OHIO      13000      39000
713448108 PEPSICO INC                         4825       213298
717081103 PFIZER INC                          34413      1378241
718154107 PHILIP MORRIS COMPANIES INC         9000       456750
719153108 PHOENIX TECHNOLOGIES LTD            22000      321200
723454104 PINNACLE DATA SYSTEMS INC           60000      114000
74264T102 PRIORITY HEALTHCARE                 20400      576912
74264T201 PRIORITY HEALTHCARE CLASS A         11646      302796
742718109 PROCTER & GAMBLE CO                 8656       552252
743866105 PROVIDENT FINANCIAL GROUP INC       24228      797585
747556991 QUALITY DATA MANAGEMENT INC         16000      80000
74756P105 QUALITY DINING INC                  49197      137751
75281A109 RANGE RESOURCES CORP                25000      150000
803111103 SARA LEE CORP                       181906     3445299
804137107 SAUER-DANFOSS INC                   34000      321300
828806109 SIMON PROPERTY GROUP INC            26450      792706
846822104 SPARTAN STORES INC                  12548      193615
852061506 SPRINT CORPORATION PCS GROUP        10000      241500
855244109 STARBUCKS CORPORATION               32000      736000
858119100 STEEL DYNAMICS INC                  32238      408171
858147101 STEEL TECHNOLOGIES INC              10646      74947
859319105 STERLING FINANCIAL CORP             10500      157500
871045100 SWITCHBOARD INC                     24000      141600
879433100 TELEPHONE & DATA SYSTEMS INC        59451      6465304
88823T106 TIREX CORPORATION                   30000      1530
89151P104 2THEMART.COM                        12000      216
896926102 TRIPLE S PLASTICS INC               18014      113488
90262T308 UCBH HOLDINGS INC                   16716      507330
902973304 US BANCORP DELAWARE NEW             20493      477899
90331S109 US LEC CORPORATION CLASS A          425695     1149376
904832102 UNION ACCEPTANCE CORP A             12000      67800
904832995 RTS UNION ACCEPTANCE CORP           12000      0
925464109 VESTAUR SECURITIES INC              26000      360620
925524100 VIACOM INC CLASS A COMMON           37900      2010216
925524407 VIACOM INC SENIOR NOTES             24310      595595
928467307 VITAFORT INTERNATIONAL CORP         50000      1250
938862109 WASHINGTON GROUP INTERNATIONAL      18500      1350
939322103 WASHINGTON MUTUAL INC               9000       337950
969457100 THE WILLIAMS COMPANIES              8000       263600
975515107 WINSTAR COMMUNICATIONS INC          40750      2282
976446104 WINTON FINANCIAL CORPORATION        32000      280000
Q8846V104 TAP OIL NL FOREIGN AUD              20000      13080
